Events after Reporting Period (Narrative) (Details) - CAD ($)				1 Months Ended	12 Months Ended
	Mar. 14, 2023	Feb. 01, 2023	May 04, 2022	Jan. 17, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2022	Feb. 17, 2021
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued					47,597,327				5,000
Gross proceeds from private placement					$ 1,601,290	$ 0	$ 656,840
Non-brokered Private Placement Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			4,218,470					8,419,650
Par value per share			$ 0.18					$ 0.1
Description Of Unit Issued			Each Unit consists of one common share of the Company (each, a "Share") and one-half of one share purchase warrant (each, a "Warrant").		Each Unit consists of one common share in the capital of the Company (each, a "Share") and one-half of one common share purchase warrant (each whole warrant, a "Warrant").
Gross proceeds from private placement			$ 759,325		$ 841,965
Non-brokered Private Placement Financing [Member] | Warrant reserve [member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share			$ 0.4					$ 0.2
Events After Reporting Period [Member] | Non-brokered Private Placement Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	10,131,000
Par value per share	$ 0.1
Description Of Unit Issued	Each Unit consists of one common share in the capital of the Company (each, a "Share") and one-half of one common share purchase warrant (each whole warrant, a "Warrant").
Gross proceeds from private placement	$ 1,013,100
Events After Reporting Period [Member] | Non-brokered Private Placement Financing [Member] | Warrant reserve [member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share	$ 0.2
Term of warrant	4 years
Events After Reporting Period [Member] | TSX Venture Exchange [Member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		508,253		3,193,092
Par value per share				$ 0.09
Settlement Of Debt				$ 287,378.32
Description Of Unit Issued		subject to a statutory hold period of four months and one day after closing of the Settlement.		The Shares are subject to a statutory hold period of four months and one day after closing of the Debt Settlement.
Settlement Of Accrued Dividends		$ 53,367.13